UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 51.8%
Communication Services 1.9%
AT&T, Inc., 2.45%, 6/30/2020	4,360,000	4,303,262
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	850,000	845,750
Series T, 5.8%, 3/15/2022	1,000,000	962,500
Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,125,547
Discovery Communications LLC, 2.2%, 9/20/2019	1,065,000	1,053,858
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	1,480,000	1,481,833
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,602,888
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	426,250	420,922
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 3.055% **, 1/19/2023	1,180,000	1,169,321
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,538,198
		17,504,079
Consumer Discretionary 5.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (a)	2,324,000	2,300,760
D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,020,183
Ford Motor Credit Co., LLC:
2.343%, 11/2/2020	6,000,000	5,772,496
4.14%, 2/15/2023	6,000,000	5,703,061
General Motors Co., 3-month USD-LIBOR + 0.900%, 3.667% **, 9/10/2021	3,000,000	2,916,835
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	3,195,000	3,155,337
3-month USD-LIBOR + 0.990%, 3.398% ** , 1/5/2023	4,000,000	3,794,598
Hyundai Capital America:
144A, 2.5%, 3/18/2019	5,000,000	4,991,682
144A, 3-month USD-LIBOR + 0.940%, 3.348% ** , 7/8/2021	5,000,000	4,985,402
144A, 3.45%, 3/12/2021 (a)	2,667,000	2,638,323
Newell Brands, Inc., 2.6%, 3/29/2019	939,000	937,435
Nissan Motor Acceptance Corp., 144A, 3.65%, 9/21/2021	2,612,000	2,599,485
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	77,600
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,980,000	1,943,674
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,313,125
		45,149,996
Consumer Staples 2.9%
BAT Capital Corp., 2.764%, 8/15/2022	5,265,000	4,972,896
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.219% **, 10/22/2020	1,250,000	1,246,488
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 3.209% **, 11/15/2021	2,090,000	2,064,966
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.976% **, 4/16/2021	821,000	808,265
Keurig Dr Pepper, Inc., 144A, 3.551%, 5/25/2021	4,472,000	4,465,225
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,890,000	3,861,725
3.5%, 7/15/2022	4,000,000	3,941,970
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	2,000,000	1,853,520
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023 (a)	2,180,000	2,182,725
Tyson Foods, Inc., 2.25%, 8/23/2021	1,155,000	1,118,507
		26,516,287
Energy 5.3%
Andeavor Logistics LP, 3.5%, 12/1/2022	330,000	320,996
Buckeye Partners LP, 4.15%, 7/1/2023	1,436,000	1,396,790
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	2,500,000	2,312,500
Chesapeake Energy Corp., 7.0%, 10/1/2024 (a)	1,975,000	1,708,375
Continental Resources, Inc., 5.0%, 9/15/2022	2,000,000	1,985,809
Enbridge, Inc., 2.9%, 7/15/2022	1,195,000	1,156,476
Energy Transfer LP, 4.25%, 3/15/2023	880,000	847,000
Energy Transfer Operating LP, 4.15%, 10/1/2020	3,850,000	3,873,235
EQT Corp., 2.5%, 10/1/2020	5,000,000	4,889,181
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	10,000,000	9,994,655
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,442,500
ONEOK Partners LP, 3.8%, 3/15/2020	4,500,000	4,508,087
Petroleos Mexicanos:
5.375%, 3/13/2022	714,000	699,363
6.375%, 2/4/2021	2,000,000	2,022,000
Precision Drilling Corp., 6.5%, 12/15/2021	1,141,729	1,061,808
Range Resources Corp., 5.0%, 8/15/2022	2,200,000	1,969,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,970,000	2,539,350
SRC Energy, Inc., 6.25%, 12/1/2025	1,365,000	1,132,950
Sunoco LP, 4.875%, 1/15/2023	815,000	794,625
Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024	265,000	253,738
Whiting Petroleum Corp., 5.75%, 3/15/2021	2,000,000	1,900,000
		47,808,438
Financials 24.6%
ABN AMRO Bank NV, 144A, 3.4%, 8/27/2021	4,024,000	4,015,888
AEGON Funding Co., LLC, 5.75%, 12/15/2020	4,500,000	4,708,463
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	2,585,000	2,539,599
Air Lease Corp., 2.125%, 1/15/2020	4,065,000	4,006,262
Aircastle Ltd.:
4.4%, 9/25/2023	2,534,000	2,492,247
5.5%, 2/15/2022	3,000,000	3,069,379
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	7,766,684
AXA Equitable Holdings, Inc., 144A, 3.9%, 4/20/2023	6,010,000	5,935,527
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	765,000	740,298
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,021,488
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	1,000,000	977,500
Banco Santander SA, 3.125%, 2/23/2023	6,200,000	5,861,764
Bank of America Corp., 2.625%, 4/19/2021	11,000,000	10,850,389
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	11,000,000	10,996,319
Barclays PLC, 4.61%, 2/15/2023	5,000,000	4,957,806
BPCE SA, 144A, 3.0%, 5/22/2022	1,500,000	1,448,910
Capital One NA, 1.85%, 9/13/2019	9,715,000	9,608,639
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	2,000,000	2,042,276
Citigroup, Inc., 2.45%, 1/10/2020	8,000,000	7,935,757
Compass Bank, 3-month USD-LIBOR + 0.730%, 3.501% **, 6/11/2021	6,000,000	5,906,245
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	7,869,059
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,877,657
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021	5,000,000	4,869,750
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,131,657
4.682%, 8/9/2028	2,500,000	2,446,500
FS KKR Capital Corp., 4.25%, 1/15/2020	5,000,000	5,005,191
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,787,887
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	2,500,000	2,474,250
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	1,750,000	1,741,481
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,553,519
3-month USD-LIBOR + 1.000%, 3.797% ** , 10/2/2023	6,000,000	5,939,746
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,732,230
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 3.411% **, 6/18/2022	4,000,000	3,956,039
KeyBank NA, 1.6%, 8/22/2019	660,000	654,126
Lloyds Banking Group PLC, 3.1%, 7/6/2021	1,160,000	1,137,532
Morgan Stanley, 2.5%, 1/24/2019	10,000,000	9,995,920
Natwest Markets PLC, 5.625%, 8/24/2020	3,000,000	3,097,695
Regions Financial Corp., 3.2%, 2/8/2021	6,000,000	5,961,623
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	5,901,844
Santander UK PLC, 2.125%, 11/3/2020	5,455,000	5,327,789
Skandinaviska Enskilda Banken AB, 144A, 2.375%, 3/25/2019	2,905,000	2,899,643
Standard Chartered PLC, 144A, 4.247%, 1/20/2023	4,160,000	4,118,221
Sumitomo Mitsui Banking Corp., 3-month USD-LIBOR + 0.370%, 2.806% **, 10/16/2020	5,000,000	4,966,767
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	1,045,000	1,041,290
144A, 2.375%, 11/9/2020	5,000,000	4,837,240
SunTrust Bank, 3.525%, 10/26/2021	3,000,000	3,003,586
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 3.159% **, 5/24/2021	6,000,000	5,945,689
Synchrony Bank, 3.0%, 6/15/2022	10,300,000	9,624,615
Synchrony Financial, 3.0%, 8/15/2019	1,573,000	1,562,617
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,445,000	5,426,005
		220,768,608
Health Care 1.8%
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 3.452% **, 6/25/2021	3,435,000	3,389,245
Becton, Dickinson & Co.:
2.133%, 6/6/2019	2,000,000	1,988,349
3-month USD-LIBOR + 0.875%, 3.678% ** , 12/29/2020	1,698,000	1,680,934
CVS Health Corp., 3.125%, 3/9/2020	4,745,000	4,735,600
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,444,909
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	1,539,000	1,515,110
		15,754,147
Industrials 2.3%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020	2,500,000	2,473,080
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	670,000	639,850
Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	1,875,000
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,170,360
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	1,967,500
Delta Air Lines, Inc., 3.4%, 4/19/2021	1,818,000	1,802,830
Fortive Corp., 1.8%, 6/15/2019	113,000	111,649
Harris Corp., 2.7%, 4/27/2020	1,890,000	1,873,904
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	1,750,000	1,636,250
Ryder System, Inc., 3.5%, 6/1/2021	1,910,000	1,912,465
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.588% **, 6/15/2021	2,927,000	2,904,736
Wabtec Corp., 3-month USD-LIBOR + 1.050%, 3.838% **, 9/15/2021	980,000	980,156
		20,347,780
Information Technology 2.8%
Broadcom Corp., 2.375%, 1/15/2020	5,000,000	4,937,556
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,600,436
144A, 5.875%, 6/15/2021	480,000	479,483
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,550,000	4,393,856
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 3.059% **, 10/5/2021	2,090,000	2,071,812
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	2,902,000	2,878,748
Seagate HDD Cayman, 4.25%, 3/1/2022	1,250,000	1,194,602
VMware, Inc., 2.95%, 8/21/2022	3,200,000	3,050,136
		25,606,629
Materials 2.0%
AK Steel Corp., 7.625%, 10/1/2021 (a)	1,500,000	1,353,750
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	2,500,000	2,523,775
CF Industries, Inc., 144A, 3.4%, 12/1/2021	535,000	524,578
Chemours Co., 6.625%, 5/15/2023 (a)	1,552,000	1,567,520
DowDuPont, Inc., 3.766%, 11/15/2020	2,320,000	2,342,242
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	2,966,400
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	296,250
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	1,230,000	1,230,944
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,137,150
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	1,429,000	1,418,645
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,455,831
		17,817,085
Real Estate 2.2%
American Tower Corp., (REIT), 3.4%, 2/15/2019	6,126,000	6,129,463
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	4,850,000	4,854,756
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	2,000,000	2,037,260
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,200,000	1,143,000
Select Income REIT, (REIT), 4.15%, 2/1/2022	5,000,000	4,945,783
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	490,000	494,482
		19,604,744
Utilities 1.0%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,272,654
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,300,000	1,285,527
Israel Electric Corp., Ltd., 144A, 7.25%, 1/15/2019	833,000	833,350
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	2,665,000	2,591,800
Vistra Energy Corp., 7.375%, 11/1/2022	2,500,000	2,581,250
		8,564,581
Total Corporate Bonds (Cost $474,484,869)		465,442,374
Mortgage-Backed Securities Pass-Throughs 0.0%
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	239,807	250,919
9.5%, 7/15/2020	79	80
Total Mortgage-Backed Securities Pass-Throughs (Cost $262,034)		250,999
Asset-Backed 19.5%
Automobile Receivables 6.2%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	4,570,000	4,518,839
"B", Series 2016-4, 1.83%, 12/8/2021	2,785,000	2,751,684
"C", Series 2015-3, 2.73%, 3/8/2021	1,750,000	1,745,448
"C", Series 2016-2, 2.87%, 11/8/2021	1,750,000	1,745,318
"C", Series 2015-4, 2.88%, 7/8/2021	2,250,000	2,245,820
"D", Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,399,887
"D", Series 2015-3, 3.34%, 8/8/2021	4,331,000	4,345,000
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021	4,000,000	3,987,044
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021	2,000,000	1,990,377
Canadian Pacer Auto Receivables Trust:
"A2A", Series 2018-2A, 144A, 3.0%, 6/21/2021	1,040,000	1,040,562
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,014,441
CPS Auto Receivables Trust:
"C", Series 2018-A, 144A, 3.05%, 12/15/2023	3,350,000	3,325,403
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	3,000,000	3,019,057
"D", Series 2014-A, 144A, 5.11%, 2/18/2020	1,660,000	1,659,762
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	2,140,000	2,167,069
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	1,500,000	1,494,434
Foursight Capital Automobile Receivables Trust, "B", Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,153,946
Hertz Vehicle Financing II LP, "A", Series 2017-2A, 144A, 3.29%, 10/25/2023	4,000,000	3,949,018
Navistar Financial Dealer Note Master Owner Trust II, "A", Series 2018-1A, 144A, 1-month USD-LIBOR + 0.630%, 3.136% **, 9/25/2023	1,250,000	1,249,530
Santander Drive Auto Receivables Trust:
"B", Series 2016-2, 2.08%, 2/16/2021	222,502	222,345
"C", Series 2015-4, 2.97%, 3/15/2021	1,295,940	1,295,379
"B", Series 2018-2, 3.03%, 9/15/2022	2,050,000	2,047,666
"B", Series 2018-5, 3.81%, 12/16/2024	2,500,000	2,517,317
Tesla Auto Lease Trust, "A", Series 2018-B, 144A, 3.71%, 8/20/2021	1,490,000	1,493,563
World Omni Select Auto Trust, "A2", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	1,011,691
		55,390,600
Credit Card Receivables 1.7%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,522,252
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	2,920,000	2,905,827
Synchrony Card Issuance Trust, "A1", Series 2018-A1, 3.38%, 9/15/2024	4,080,000	4,117,072
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,316,782
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,874,861
		15,736,794
Home Equity Loans 0.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.225% **, 4/25/2033	58,079	58,273
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	1	1
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 3.556% **, 12/25/2034	395,501	392,950
People's Choice Home Loan Securities Trust, "A3", Series 2004-1, 1-month USD-LIBOR + 1.040%, 3.546% **, 6/25/2034	1,508,945	1,512,537
		1,963,761
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040	31,483	31,631
Miscellaneous 10.5%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 3.596% **, 7/15/2026	2,892,520	2,882,550
ALM V Ltd., "A1R3", Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 3.355% **, 10/18/2027	680,000	672,852
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.926% **, 10/15/2028	3,750,000	3,750,026
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.919% **, 10/20/2030	3,400,000	3,354,913
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 4.049% **, 4/17/2026	10,000,000	9,976,100
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.869% **, 1/20/2031	2,000,000	1,937,080
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.856% **, 4/15/2029	3,750,000	3,745,245
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.849% **, 4/17/2031	4,000,000	3,867,068
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 2.595% **, 1/15/2037	1,928,169	1,814,814
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.46% **, 12/25/2036	2,525,217	2,259,347

Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,239,666
"C", Series 2018-1,144A, 3.53%, 6/22/2023	500,000	501,270
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,026,040
Domino's Pizza Master Issuer LLC, "A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	9,875,000	9,621,212
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.799% **, 4/17/2031	2,500,000	2,395,017
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 3.636% **, 10/15/2030	330,000	325,238
LCM LP, "BR2",Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 4.155% **, 10/15/2031	2,120,000	2,090,672
Neuberger Berman CLO Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 4.189% **, 10/21/2030	1,800,000	1,727,966
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.836% ** , 10/19/2031	2,000,000	1,960,652
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.836% ** , 1/15/2030	6,000,000	5,777,298
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,757,147	1,746,567
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.936% **, 7/17/2030	5,500,000	5,334,708
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.964% **, 11/14/2026	2,200,000	2,198,381
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	4,000,000	4,049,360
Verizon Owner Trust, "A1A", Series 2017-3A, 144A, 2.06%, 4/20/2022	4,450,000	4,396,491
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.345% ** , 1/18/2029	3,015,000	2,957,483
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.699% ** , 4/17/2030	6,950,000	6,903,762
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 4.221% ** , 10/18/2031	4,500,000	4,422,820
		93,934,598
Student Loans 0.9%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 3.24% ** , 7/25/2039	5,500,000	5,472,500
"A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.19% ** , 7/25/2023	2,268,665	2,305,025
		7,777,525
Total Asset-Backed (Cost $176,128,832)		174,834,909
Commercial Mortgage-Backed Securities 7.9%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.886% **, 6/15/2035	3,500,000	3,472,031
BAMLL Commercial Mortgage Securities Trust, "B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 3.606% **, 9/15/2034	3,500,000	3,483,649
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 3.178% **, 3/15/2037	4,000,000	3,929,600
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 3.706% **, 7/15/2035	1,500,000	1,492,584
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.555% **, 11/15/2035	1,655,425	1,637,842
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.505% **, 10/15/2032	1,530,000	1,513,829
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.110%, 3.556% **, 11/15/2034	3,960,000	3,909,664
Citigroup Commercial Mortgage Trust, "M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (b)	229,389	225,167
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 3.456% **, 4/15/2036	7,000,000	6,874,846
Commercial Mortgage Trust, "AM", Series 2006-GG7, 5.666% **, 7/10/2038	761,367	763,277
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 3.155% **, 6/15/2034	3,920,000	3,861,164
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 3.286% **, 6/15/2033	2,500,000	2,448,353
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.929% **, 8/25/2026	23,695,943	1,395,106
"X1", Series K722, Interest Only, 1.307% **, 3/25/2023	15,509,062	683,199
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.698% **, 5/10/2043	60,378	60,037
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041	36,554	36,513
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 3.237% **, 5/8/2030	2,360,000	2,325,228
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.406% **, 6/15/2034	5,000,000	4,983,038
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.706% **, 1/15/2033	1,560,000	1,544,920
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3SF", Series 2006-LDP9, 1-month USD-LIBOR + 0.155%, 2.61% ** , 5/15/2047	4,316,934	4,316,934
"H", Series 2004-CB8, 144A, 5.954% **, 1/12/2039	4,369,687	4,433,404
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,790,615	1,795,760
Morgan Stanley Capital Barclays Bank Trust, "B", Series 2016-MART, 144A, 2.48%, 9/13/2031	2,000,000	1,954,675
Morgan Stanley Capital I Trust:
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 3.587% ** , 7/15/2035	1,568,800	1,553,246
"B", Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.656% ** , 11/15/2034	4,000,000	3,959,444
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 3.41% **, 7/15/2033	3,500,000	3,454,977
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.069% **, 12/15/2050	29,756,077	2,061,650
"XA", Series 2017-C1, Interest Only, 1.595% **, 6/15/2050	25,273,401	2,440,887
Total Commercial Mortgage-Backed Securities (Cost $72,156,629)		70,611,024
Collateralized Mortgage Obligations 5.1%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	283,888	288,049
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 4.521% **, 11/25/2035	165,245	164,713
"2A8", Series 2003-J, 4.676% **, 11/25/2033	400,257	401,013
"A15", Series 2006-2, 6.0%, 7/25/2046	18,721	17,634
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.239% **, 1/25/2034	571,184	558,243
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036	8,024	7,990
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	240,550	240,676
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	1,647,660	1,646,141
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.956% ** , 1/25/2029	1,058,519	1,062,434
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.506% ** , 10/25/2028	356,598	359,427
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.656% ** , 9/25/2028	133,012	133,204
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.54% **, 2/15/2038	583,659	500,070
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	2,983,422	421,067
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041	7,643,275	1,113,566
"LG", Series 4281, 4.0%, 1/15/2043	6,179,773	6,358,502
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	15,743,573	3,457,407
Federal National Mortgage Association:
"9", Series 406, Interest Only, 4.5%, 2/25/2041	3,209,165	740,028
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,578,760	550,575
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,380,005	633,402
"1A6", Series 2007-W8, 6.573% **, 9/25/2037	697,343	778,002
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	2,378,871	2,392,694
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.506% ** , 12/25/2028	1,813,088	1,829,424
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.706% ** , 10/25/2028	1,572,696	1,583,057
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 5.356% ** , 4/25/2028	3,567,434	3,664,738
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.406% ** , 7/25/2028	2,910,818	2,961,445
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043	21,361,543	3,959,142
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,476,283	479,031
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045	6,185,624	1,160,243
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	2,450,154	430,247
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	2,612,072	361,931
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	1,707,696	291,888
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	541,248	63,661
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	1,602,175	1,615,425
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	725,866	737,446
"6A1", Series 2005-A6, 4.75% **, 8/25/2035	739,193	742,708
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024	1,816	1,795
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	36,112	36,148
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	359,262	350,373
"A3", Series 2004-SL3, 7.5%, 12/25/2031	403,033	404,767
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020	276,194	275,971
Verus Securitization Trust, "A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	2,183,150	2,180,580
Washington Mutual Mortgage Pass-Through Certificates Trust, "A9", Series 2003-S9, 5.25%, 10/25/2033	498,657	502,063
Total Collateralized Mortgage Obligations (Cost $44,156,846)		45,456,920
Government & Agency Obligations 13.7%
Other Government Related (c) 1.9%
Africa Finance Corp., 144A, 4.375%, 4/29/2020	4,500,000	4,450,131
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,827,774
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,599,680
Eurasian Development Bank, 144A, 5.0%, 9/26/2020	1,440,000	1,468,843
Vnesheconombank, 144A, 6.902%, 7/9/2020	4,000,000	4,085,000
		17,431,428
Sovereign Bonds 0.5%
Export-Import Bank of Korea:
2.5%, 11/1/2020	1,680,000	1,661,134
3.5%, 11/27/2021 (a)	1,455,000	1,464,831
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	1,000,000	955,864
		4,081,829
U.S. Treasury Obligations 11.3%
U.S. Treasury Bills:
2.368% ***, 8/15/2019 (d)	2,590,000	2,549,268
2.573% ***, 10/10/2019	260,000	254,888
2.574% ***, 10/10/2019	30,000	29,410
U.S. Treasury Notes:
0.875%, 9/15/2019	10,000,000	9,876,563
1.25%, 4/30/2019	25,000,000	24,897,461
1.25%, 8/31/2019	10,000,000	9,909,766
2.75%, 11/30/2020	10,000,000	10,045,313
2.75%, 4/30/2023	10,000,000	10,102,734
2.875%, 11/15/2021	10,000,000	10,111,328
2.875%, 8/15/2028	8,000,000	8,123,750
3.125%, 11/15/2028	15,000,000	15,558,984
		101,459,465
Total Government & Agency Obligations (Cost $123,169,361)		122,972,722
Loan Participations and Assignments 0.0%
Senior Loan
Coach America Holdings, Inc., Letter of Credit, 12 month USD-LIBOR + 5.75%, 4/20/2025 * (b) (Cost $716,198)	724,718	72
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.707% PIK **, 10/18/2025 (b) (Cost $77,768)	77,136	83,230
	Shares	Value ($)
Common Stocks 0.0%
Information Technology 0.0%
Answers Corp.*	1,110	3,122
Materials 0.0%
GEO Specialty Chemicals, Inc.* (b)	43,933	5,496
Total Common Stocks (Cost $138,763)		8,618
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (b) (Cost $356,760)	3,083	0
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (e) (f) (Cost $11,081,728)	11,081,728	11,081,728
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.41% (e)	6,441	6,441
DWS ESG Liquidity Fund "Capital Shares", 2.66% (e)	12,050,795	12,050,795
Total Cash Equivalents (Cost $12,057,440)		12,057,236
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $914,787,228)	100.5	902,799,832
Other Assets and Liabilities, Net	(0.5)	(4,204,787)
Net Assets	100.0	898,595,045

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (e) (f)
5,737,150	5,344,578 (g)	—	—	—	3,566	—	11,081,728	11,081,728
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.41% (e)
13,977,934	153,768,404	167,739,897	—	—	73,649	—	6,441	6,441
DWS ESG Liquidity Fund "Capital Shares", 2.66% (e)
5,026,939	10,023,856	3,000,000	(300)	299	42,484	—	12,050,795	12,050,795
24,742,023	169,136,838	170,739,897	(300)	299	119,699	—	23,138,964	23,138,964

The following table represents a senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR + 5.75%,	4/20/2025	724,718	USD	716,198	72

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $10,682,817, which is 1.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	3/29/2019	612	129,047,143	129,935,250	888,107
U.S. Treasury Long Bond	USD	3/20/2019	50	6,960,257	7,300,000	339,743
Ultra 10 Year U.S. Treasury Note	USD	3/20/2019	207	26,626,702	26,926,172	299,470
Total unrealized appreciation						1,527,320

At December 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	3/29/2019	583	65,718,408	66,862,813	(1,144,405)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$465,442,374	$—	$465,442,374
Mortgage-Backed Securities Pass-Throughs	—	250,999	—	250,999
Asset-Backed	—	174,834,909	—	174,834,909
Commercial Mortgage-Backed Securities	—	70,385,857	225,167	70,611,024
Collateralized Mortgage Obligations	—	45,456,920	—	45,456,920
Government & Agency Obligations	—	122,972,722	—	122,972,722
Loan Participations and Assignments	—	—	72	72
Convertible Bond	—	—	83,230	83,230
Common Stocks (h)	—	3,122	5,496	8,618
Warrant	—	—	0	0
Short-Term Investments (h)	23,138,964	—	—	23,138,964
Derivatives (i)
Futures Contracts	1,527,320	—	—	1,527,320
Total	$24,666,284	$879,346,903	$313,965	$904,327,152
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(1,144,405)	$—	$—	$(1,144,405)
Total	$(1,144,405)	$—	$—	$(1,144,405)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ 382,915

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019